ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS AND NOTES RECEIVABLE
ACCOUNTS AND NOTES RECEIVABLE

7.                                      ACCOUNTS AND NOTES RECEIVABLE

Accounts and notes receivable consists of the following:

	As of December 31,
	2012	2013

Accounts receivable	$18,629	$17,101
Notes receivable	329	—

Accounts and notes receivable, gross	18,958	17,101
Allowance of doubtful accounts	(556)	(1,143)

Accounts and notes receivable, net	$18,402	$15,958

Accounts receivable and notes receivable represent amounts earned under advertising contracts at the respective balance sheet dates.  These amounts become billable according to the contract term. The notes receivable was bank accepted draft and was subsequently settled by bank in early 2013.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2011	2012	2013

Balance at beginning of year	$233	$224	$556
Charge to expenses	831	1,357	1,661
Transferring out as a result of deconsolidation of subsidiaries	—	—	(2)
Reversal	(429)	(1,032)	(849)
Write off of accounts receivables	(428)	—	(249)
Exchange difference	17	7	26

Balance at end of year	$224	$556	$1,143